Artisan Global Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	189 Months Ended
	Nov. 13, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					9.94%
ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		45.55%	9.68%	12.85%	12.49%
Performance Inception Date	Mar. 29, 2010
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.23%	6.22%	9.92%	10.29%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.93%	6.26%	9.40%	9.72%
ETF Shares | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%